Right-of-use assets	12 Months Ended
Sep. 30, 2024
Disclosure Of Right Of Use Assets [Abstract]
Right-of-use assets [Text Block]

8. Right-of-use assets

The following table presents our right-of-use assets:

Offices
Balance at September 30, 2022	$208,131
Additions	228,020
Depreciation	(75,115)
Balance at September 30, 2023	$361,036
Additions	-
Depreciation	(130,912)
Balance at September 30, 2024	$230,124

In connection with our current lease, we made a total deposit of $33,726 to be released only at the end of these leases. This was initially recorded at fair value, discounted using the implied interest rate in the lease. At September 30, 2024, $28,806 (2023 - $26,076, 2022 - $23,604) was the carrying value and reported as non-current deposit in the consolidated statements of financial position.